ACQUISITIONS AND DISPOSALS (Schedule of Assets and Liabilities of Beijing Century Friendship and Bpmc) (Details) ¥ in Thousands	Apr. 06, 2017 CNY (¥)
Major line items constituting pretax profit of discontinued operations:
Current assets	¥ 18,035
Deposite for operating license	109,581
Other non-current assets	45
Current liabilities	(35,152)
Noncontrolling interests	(8)
Net assets disposed	¥ 92,501